Asset Retirement Obligation (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation Disclosure [Line Items]
Beginning balance	¥ 191,192	¥ 127,411
Liabilities incurred	114,946	80,056
Liabilities settled	(9,316)	(16,870)
Accretion expense	2,172	595
Ending balance	296,401	191,192
Ending balance	298,994
Other Current Liabilities
Asset Retirement Obligation Disclosure [Line Items]
Asset retirement obligation, current	2,593
Asset Retirement Obligation
Asset Retirement Obligation Disclosure [Line Items]
Beginning balance	191,192
Ending balance	¥ 296,401	¥ 191,192